Financial Assets - Summary of Derivative Financial Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Derivative financial assets		¥ 428
Forward contracts [member]
Disclosure of financial assets [line items]
Derivative financial assets		¥ 428